Subsequent events	3 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent events
19.	Subsequent events

On April 2, 2019, we issued 13,010 common shares to consultants as a part of their consulting agreements with our Company.

On April 2, 2019, we received an aggregate of USD$130,046 from investors for the exercise of warrants with prices ranging from $0.80 to USD$4.25, we issued 70,023 common shares of the Company.